Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Changes in the Warranty Liability

Changes in the Company’s warranty liability for the period from February 25, 2012 through September 30, 2012, January 1, 2012 through February 24, 2012, and the nine months ended September 30, 2011 are as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
Warranty liability, beginning of period	$14,000	$14,314	$16,341
Warranty provision during period	1,649	187	1,753
Warranty payments during period	(1,944)	(845)	(3,407)
Warranty charges related to pre-existing warranties during period	427	199	(79)
Fresh start adjustment	—	145	—

Warranty liability, end of period	$14,132	$14,000	$14,608

Changes in the Company’s warranty liability during the years ended December 31, 2009, 2010 and 2011 are as follows (in thousands):

	December 31,
	2011	2010	2009
Warranty liability, beginning of year	$16,341	$21,365	$26,394
Warranty provision during year	2,380	2,574	2,429
Warranty payments during year	(4,699)	(8,277)	(8,727)
Warranty charges related to pre-existing warranties during year	292	679	1,269

Warranty liability, end of year	$14,314	$16,341	$21,365